Commodity Derivative Instruments And Hedging Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commodity Derivative Instruments And Hedging Activities
Commodity Derivative Instruments And Hedging Activities

5.             Commodity Derivative Instruments and Hedging Activities

In order to manage the variability in cash flows associated with the sale of its oil and gas production, the Company has developed a strategy to combine the use of floors, costless collars and futures transactions in order to minimize the downside risk from adverse price movements but allow for the realization of upside profits, if available. The use of derivatives involves the risk that the counterparties to such instruments will be unable to meet the financial terms of those contracts. Our derivative contracts are with multiple counterparties to minimize our exposure to any individual counterparty.

With respect to any collar transaction, the counterparty is required to make a payment to the Company if the settlement price for any settlement period is below the floor price for such transaction, and the Company is required to make payment to the counterparty if the settlement price for any settlement period is above the ceiling price of such transaction. For any particular floor contract, the counterparty is required to make a payment to the Company if the settlement price for any settlement period is below the floor price for such transaction. The Company is not required to make any payment in connection with the settlement of a floor contract. Monthly settlements of these contracts are reflected in revenue from oil and gas production.

All of the Company's commodity derivative transactions are settled based on reported settlement prices on the New York Mercantile Exchange ("NYMEX"). The estimated fair value of these transactions is based on various factors that include closing exchange prices on the NYMEX, over-the-counter quotations, volatility and the time value of options. The calculation of the fair value of collars and floors utilizes the Black-Scholes option-pricing model. Since these transactions were designated as hedges, the Company is required to record the changes in fair value of these transactions as Other Comprehensive Income in the accompanying condensed consolidated balance sheets with the ineffective portion of the change in fair value reported as Derivative (income) expense in the accompanying condensed consolidated statements of operations. See Note 2, Basis of Presentation and Significant Accounting Policies, for additional information on the Company's hedging activities.

For the three and six months ended June 30, 2011, the Company realized a net increase in oil and gas revenues related to hedging transactions of approximately $939,000 and $6.7 million, respectively. For the three and six months ended June 30, 2010, the Company realized a net increase in oil and gas revenues related to hedging transactions of approximately $14.8 million and $25.9 million, respectively. Hedge ineffectiveness was $(436,000) and $(231,000) for the three and six months ended June 30, 2011, respectively. Hedge ineffectiveness was $1.8 million for 2010.

As of June 30, 2011, the Company held the commodity derivative instruments shown below related to the forecasted sale of its U.S. Gulf Coast natural gas production for 2011, 2012 and 2013:

Remaining Contract Term	Contract Type	Volume in MMBtus/Month	NYMEX Strike Price

July 2011 – August 2011	Put	250,000	$ 6.50
July 2011 – December 2011	Swap	100,000	$ 6.24
July 2011 – October 2011	Swap	92,250	$ 4.60
July 2011 – October 2011	Swap	92,250	$ 4.80
July 2011 – October 2011	Swap	153,750	$ 4.50
July 2011 – December 2011	Swap	100,000	$ 6.33
November 2011 – December 2011	Swap	91,500	$ 4.85
November 2011 – December 2011	Swap	91,500	$ 4.85
November 2011 – February 2012	Call	151,250	$ 5.60
November 2011 – February 2012	Put	151,250	$ 5.00
November 2011 – February 2012	Put	151,250	$ 4.00
January 2012 – February 2012	Swap	100,000	$ 6.24
January 2012 – February 2012	Swap	100,000	$ 6.33
January 2012 – December 2012	Swap	61,000	$ 5.05
January 2012 – December 2012	Swap	61,000	$ 5.00
March 2012 – December 2012	Put	153,000	$ 3.75
March 2012 – December 2012	Put	153,000	$ 5.00
March 2012 – December 2012	Call	153,000	$ 6.15
January 2013 – December 2013	Swap	152,083	$ 5.40

As of June 30, 2011, the Company held the commodity derivative instruments shown below related to the forecasted sale of its U.S. Gulf Coast oil production for 2011 and 2012:

Remaining Contract Term	Contract Type	Volume in BBls/Month	NYMEX Strike Price
July 2011 – December 2011	Swap	6,000	$ 86.76
July 2011 – December 2011	Swap	6,000	$ 85.70
July 2011 – December 2011	Swap	10,000	$ 85.25
July 2011 – December 2011	Swap	8,000	$ 88.20
July 2011 – December 2011	Swap	9,000	$ 85.50
January 2012 – March 2012	Swap	10,000	$ 89.00
January 2012 – March 2012	Swap	8,000	$ 88.24
January 2012 – March 2012	Swap	6,000	$ 86.80
January 2012 – December 2012	Put	3,660	$ 110.00
April 2012 – June 2012	Swap	6,000	$ 88.52
April 2012 – June 2012	Swap	6,000	$ 87.05
April 2012 – June 2012	Swap	5,000	$ 87.50
July 2012 -=– September 2012	Swap	12,000	$ 88.76
July 2012 – September 2012	Swap	5,000	$ 87.80

Additional information regarding derivatives can be referenced in Note 3, Fair Value Measurements.

6.             Commodity Derivative Instruments and Hedging Activities

In order to manage the variability in cash flows associated with the sale of its oil and gas production, the Company has developed a strategy to combine the use of floors, costless collars and futures transactions in order to minimize the downside risk from adverse price movements but allow for the realization of upside profits, if available.  The use of derivatives involves the risk that the counterparties to such instruments will be unable to meet the financial terms of those contracts.  At December 31, 2010, Shell Energy North America (US), L.P., Union Bank of California N.A., BNP BARIBAS, NATIXIS and Regions Bank are the derivatives counterparties being used by the Company.

With respect to any collar transaction, the counterparty is required to make a payment to the Company if the settlement price for any settlement period is below the floor price for such transaction, and the Company is required to make payment to the counterparty if the settlement price for any settlement period is above the ceiling price of such transaction.  For any particular floor contract, the counterparty is required to make a payment to the Company if the settlement price for any settlement period is below the floor price for such transaction.  The Company is not required to make any payment in connection with the settlement of a floor contract.  Monthly settlements of these contracts are reflected in revenue from oil and gas production.

All of the Company's commodity derivative transactions are settled based on reported settlement prices on the NYMEX.  The estimated fair value of these transactions is based on various factors that include closing exchange prices on the NYMEX, over-the-counter quotations, volatility and the time value of options.  The calculation of the fair value of collars and floors utilizes the Black-Scholes option-pricing model.  Since these transactions were designated as hedges, the Company is required to record the changes in fair value of these transactions as Other Comprehensive Income in the accompanying consolidated balance sheets with the ineffective portion of the change in fair value reported as Derivative (income) expense in the accompanying consolidated statements of operations.  See Note 2, Significant Accounting Policies for additional information on the Company's hedging activities.

At December 31, 2010, $6.8 million represents the fair value of the commodity derivatives.  This $6.8 million is made up $9.6 million in assets, which is recorded in both current and long term assets and $2.8 million in liabilities recorded in current and long-term liabilities and the net amount is recorded as a net of tax deferred income item in accumulated other comprehensive income in the consolidated balance sheet less hedge ineffectiveness.  Hedge ineffectiveness was $1.8 million for 2010.  At December 31, 2009, $30.5 million represents the fair value of the commodity derivatives and is recorded as current and long-term assets and as a net of tax deferred income item in accumulated other comprehensive income in the consolidated balance sheet less hedge ineffectiveness.  Hedge ineffectiveness was $0.6 million for 2009.

For the year ended December 31, 2010, the Company realized a net increase in oil and gas revenues related to hedging transactions of approximately $42.9 million.  For the year ended December 31, 2009, the Company realized a net increase in oil and gas revenues related to hedging transactions of approximately $103.7 million.  For the year ended December 31, 2008, the Company realized a net decrease in oil and gas revenues related to hedging transactions of approximately $6.1 million.

As of December 31, 2010, the Company held the commodity derivative instruments shown below related to the forecasted sale of its U.S. Gulf Coast natural gas production for 2011 and 2012:

Remaining Contract Term	Contract Type	Volume in MMBtus/Month	NYMEX Strike Price
January 2011 – March 2011	Swap	250,000	$7.42
January 2011 – March 2011	Swap	150,000	$6.97
January 2011 – March 2011	Swap	150,000	$6.95
January 2011 – June 2011	Swap	100,000	$6.87
January 2011 – August 2011	Put	250,000	$6.50
April 2011 – May 2011	Swap	150,000	$6.50
April 2011 – December 2011	Swap	100,000	$6.24
July 2011 – December 2011	Swap	100,000	$6.33
January 2012 – February 2012	Swap	100,000	$6.24
January 2012 – February 2012	Swap	100,000	$6.33

As of December 31, 2010, the Company held the commodity derivative instruments shown below related to the forecasted sale of its U.S. Gulf Coast oil production for 2011 and 2012:

Remaining Contract Term	Contract Type	Volume in Bbls/Month	NYMEX Contract Price per Bbl
January 2011 – December 2011	Swap	6,000	$86.76
January 2011 – December 2011	Swap	6,000	$85.70
January 2011 – December 2011	Swap	10,000	$85.25
January 2011 – December 2011	Swap	8,000	$88.20
January 2011 – December 2011	Swap	9,000	$85.50
January 2012 – March 2012	Swap	10,000	$89.00
January 2012 – March 2012	Swap	8,000	$88.24
January 2012 – March 2012	Swap	6,000	$86.80
April 2012 – June 2012	Swap	6,000	$88.52
April 2012 – June 2012	Swap	6,000	$87.05
April 2012 – June 2012	Swap	5,000	$87.50
July 2012 – September 2012	Swap	12,000	$88.76
July 2012 – September 2012	Swap	5,000	$87.80

Additional information regarding derivatives can be referenced in Note 3, Fair Value Measurements.